INCOME TAXES - Summary of Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 327	$ 374
2036
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	1	1
2037
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	4	41
2038
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	90	92
2039
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	15	77
2040
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	9	14
2041
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	20	22
2042
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	29	38
2043
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	32	38
2044
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	59	51
2045
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 68	$ 0